Document and Entity Information	Jul. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001333274
Document Type	8-K
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	MERCER INTERNATIONAL INC.
Entity Incorporation State Country Code	WA
Entity File Number	000-51826
Entity Tax Identification Number	47-0956945
Entity Address, Address Line One	Suite 1120
Entity Address, Address Line Two	700 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1G8
City Area Code	(604)
Local Phone Number	684-1099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	MERC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false